Critical Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2024
Critical Accounting Estimates And Judgments [Abstract]
Critical Accounting Estimates and Judgments
5.	Critical accounting estimates and judgments
The Group makes estimates and judgments that affect the reported amounts of revenues, expenses, assets and liabilities and the disclosure of contingent liabilities in these financial statements. Estimates and judgments are continually assessed based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
In the process of applying the Group’s accounting policies, management has made the following judgments and accounting estimation, which have a significant effect on the amounts recognized in the financial statements.

5.1	Goodwill impairment assessment
Goodwill is tested for impairment annually as at 31 December and when circumstances indicate that the carrying value may be impaired. The recoverable amount of the CGU is the higher of value-in-use
(“VIU”) and fair value less costs of sale. These calculations require the use of judgments and estimates. Estimates include forecasts used for determining cash flows for the CGU, appropriate long-term growth rate and discount rate. The estimation of future cash flows and the level to which they are discounted is inherently uncertain and requires significant judgement and is subject to potential change over time. Changing the assumptions selected by management applied in VIU calculations, including revenue growth rate and loan loss rates, could materially affect the net present value used in the impairment test and as a result affect the Group’s financial condition and results of operations. If there is a significant adverse change in the projected performance and resulting future cash flow projections, it may be necessary to take an impairment charge to the consolidated statements of comprehensive income.

5.2	Recognition of loan enablement service fees and post-origination service fees
The Group recognizes loan enablement and post origination service fees by allocating total consideration to be received during the performance of borrowing period to different performance obligations. The Group estimates total consideration to be received by considering early termination scenarios. From time to time, the Group reviews actual early termination data observed and adjusts the early termination assumptions used in revenue recognition to reflect management’s best estimate. The Group considers the upfront loan enablement services and post loan enablement services as distinct performance obligations. However, the Group does not provide these services separately, and the third-party evidence of selling price does not exist either, as public information is not available regarding the amount of fees competitors charge for these services. As a result, the Group uses the expected-cost-plus-a-margin
approach to determine its best estimate of selling prices of the different performance obligations as the basis for allocation. When estimating the selling prices, the Group considers the cost related to such services and profit margin.

5. 3	Fair value of financial instruments determined using valuation techniques

Fair value, in the absence of an active market, is estimated by using valuation techniques, applying currently applicable and sufficiently available data, and the valuation techniques supported by other information, which mainly include market approach and income approach, reference to the recent arm’s length transactions, current market value of another instrument which is substantially the same, and by using the discounted cash flow analysis and option pricing models.
When using valuation techniques to determine the fair value of financial instruments, the Group would choose inputs consistent with market participants, considering transactions of related assets and liabilities. All related observable market parameters are considered in priority, including interest rate, foreign exchange rate, commodity prices, and share prices or index. When related observable parameters are unavailable or inaccessible, the Group uses unobservable parameters and makes estimates for credit risk, market volatility, and liquidity adjustments.
Using different valuation techniques and parameter assumptions may lead to significant differences of fair value estimations.

5. 4	Measurement of the expected credit losses

The measurement of the expected credit losses for loan to customers and financing guarantee contracts is an area that requires the use of complex models and significant assumptions about future economic conditions and credit behavior. Explanation of the inputs, assumptions and estimation techniques used in measuring ECL is further detailed in Note 4.1.2.
A number of significant judgments are also required in applying the accounting requirements for measuring ECL, such as:

•	Determining criteria for significant increase in credit risk;

•	Choosing appropriate models and assumptions for the measurement of ECL;

•	Establishing the number and relative weightings of forward-looking scenarios for each type of product/market and the associated ECL; and

•	Establishing groups of similar financial assets for the purposes of measuring ECL.